Note 48 - Minimum Cash and Minimum Capital - Minimum Capital Requirement For Credit Risk (Details)	12 Months Ended
Dec. 31, 2018
Minimum Capital Abstract
Item of Minimum Capital Requeriment For Credit Risk	8%